Cash and bank balances - Summary Of Bank Balances Other Than Cash And Cash Equivalents Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Less: amount disclosed under other financial assets (others) (refer Note 11)	₨ (2,888)	$ (35)	₨ (1,003)
Balances with banks	50,706	608	37,837
Gross carrying amount
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	53,594	643	38,840
Not later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	50,706	608	37,837
Later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	₨ 2,888	$ 35	₨ 1,003